IDS
Blue Chip
Advantage
Fund
1995 semiannual report
The goal of IDS Blue Chip Advantage Fund, a part of IDS Market
Advantage Series, Inc., is to achieve a long-term total return exceeding that of the U.S. stock market. The fund invests in common stocks that are included in a broad market index.

Distributed by
American Express
Financial Advisors Inc.

The best of
the biggest

If you were compiling a who's who of corporate
America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. They're the ones that Blue Chip Advantage tries to identify and build its portfolio around. Objective:
a fund that's like the S&P ... only better.


Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              5
Financial statements              6
Notes to financial statements     9
Investments in securities        16
Directors and officers           20
IDS mutual funds                 21

        To our shareholders

William R. Pearce
President of the fund

Guru Baliga
Portfolio manager

From the president
As I indicated in the fund's previous reports, new agreements between the fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce

From the portfolio manager

Six months ago in the annual report to shareholders, I offered an investment outlook that centered on modest economic growth, restrained inflation and stable-to-declining long-term interest rates. In such an environment, I noted that I thought stocks would generate a positive return during the first half of the fund's fiscal year (February through July 1995).

As it turned out, I was right about the investment environment but underestimated the stock market; it performed extraordinarily well, turning in its most sustained advance in years. Although unable to match the market's remarkable pace, IDS Blue Chip Advantage Fund produced a 12.6% gain for Class A shares that proved to be its strongest six-month performance since the fund's inception in early 1990.

Technology leads the way

The first indication that stocks were ready to move markedly higher came in the opening weeks of 1995, as a more stable interest-rate picture sparked a brief market rally. By February, stocks were on a roll that, aside from May, included solid gains in every month.

Most of the time, technology stocks, buoyed by consistently strong corporate profit reports and overall enthusiasm related to industry growth opportunities, were at the head of the market's parade. While the fund owned a number of technology stocks, its exposure on a percentage basis was less than that of the Standard & Poor's 500 Stock Index, the market index I use for performance comparisons.

(The portfolio structure resembles the S&P 500 in that the fund invests only in stocks included in that index. I establish one or more industry classifications - technology, for example - for each company whose common stock makes up the index. The stocks that carry the highest investment rating, as determined by the research analysts, ultimately comprise the portfolio.)

The fund's "under-weighting" in technology, combined with what turned out to be premature sell decisions regarding a few spectacular gainers, tempered its overall performance. On the other hand, it had above-market exposure to financial services stocks, which proved to be extremely beneficial to the fund. As for other important stock sectors, telecommunications, pharmaceuticals and industrial machinery were quite good, while the fund's retailing and health-care services holdings were generally weak.

Slower pace likely

Looking to the rest of the fiscal year, while I don't see major problems for the stock market, I also don't see as positive an environment as the fund enjoyed during the first several months of the year. I expect interest rates, whose substantial decline in early 1995 provided a powerful stimulant for the market, to come down modestly, if at all. The other major factor behind the market's surge, corporate profits, should continue to be generally good instead of extremely strong, as they were over the spring and summer. All in all, I think that will result in a less impressive, though still positive, stock market performance in the months ahead.

Such a scenario would increase the likelihood of the fund outperforming the market. That's because, in a slower-moving market, stocks of a broader range of solid companies usually attract more investment interest than when the market is swept up in a flood of momentum, as happened with technology stocks in 1995. I continue to emphasize stocks of fundamentally sound companies with what I believe are bright business prospects.

Guru Baliga

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
July 31, 1995            $7.03
Jan. 31, 1995            $5.97
Increase                 $1.06

Distributions
Feb. 1, 1995 - July 31, 1995
From income              $0.05
From capital gains       $  --
Total distributions      $0.05

Total return**           +12.6%***

Class B
March 20, 1995 - July 31, 1995
(All figures per share)
Net asset value (NAV)
July 31, 1995            $7.01
March 20, 1995*          $6.30
Increase                 $0.71

Distributions
March 20, 1995* - July 31, 1995
From income              $0.04
From capital gains       $  --
Total distributions      $0.04

Total return**           +11.9%***

Class Y
March 20, 1995 - July 31, 1995
(All figures per share)
Net asset value (NAV)
July 31, 1995            $7.03
March 20, 1995*          $6.30
Increase                 $0.73

Distributions
March 20, 1995* - July 31, 1995
From income              $0.05
From capital gains       $  --
Total distributions      $0.05

Total return**           +12.4%***
                  *Inception date.
                 **The prospectus discusses the effects of sales
                   charges, if any, on the various classes.
                ***The total return is a hypothetical investment in
                   the fund with all distributions reinvested.
PAGE

IDS Blue Chip Advantage Fund
(Pie chart) The ten holdings listed here make up 29.20% of the fund's net assets
Your's fund's ten largest holdings


                                                             Percent                 Value
                                               (of fund's net assets)(as of July 31, 1995)
__________________________________________________________________________________________
General Electric                                                5.01%           $10,572,800
A diversified company with interest in manufacturing,
broadcasting (NBC), financial services and technology.

Royal Dutch Petroleum                                           3.67              7,734,300
A major oil company that includes Royal Dutch
(the Dutch version) and Shell Transport (the English
version).

Mobil                                                           3.27              6,910,925
Among the largest oil companies, with world-scale refining
and marketing operations.

Procter & Gamble                                                2.79              5,888,813
A major manufacturer of personal-care products, detergents,
diapers and food.

Philip Morris                                                   2.78              5,873,250
The largest cigarette company that has become the second
largest packaged-food company in the world as a result of
the Kraft acquisition.

Merck                                                           2.62              5,534,200
One of the world's largest drug manufacturers.

BankAmerica                                                     2.46              5,189,400
A holding company that owns Bank of America (one of the
world's largest banks) and Seattle-First National Bank.

McDonalds                                                       2.33              4,924,688
A corporation that operates, licenses and services the world's largest chain of fast-food retaurants.

Johnson & Johnson                                               2.19              4,620,700
A major producer of health-care products, including consumer products, medical and dental devices and products, and a wide variety of ethical and over-the-counter drugs.

AirTouch Communications                                         2.08              4,387,950
A subsidiary of Pacific Telesis that is engaged in
non-regulated wireless communication operations, with cellular interest in the United States, Germany, Japan, Italy,
South Korea and Belgium.

/TABLE

PAGE

                         Financial statements
                         Statement of assets and liabilities
                         IDS Blue Chip Advantage Fund
                         July 31, 1995

                         Assets
_____________________________________________________________________________________________________________
                                                                                                    (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $184,476,550)                                                                  $210,744,064
Cash in bank on demand deposit                                                                         270,950
Dividends receivable                                                                                   260,678
_____________________________________________________________________________________________________________

Total assets                                                                                       211,275,692
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________

Variation margin payable                                                                                20,950
Accrued investment management services fee                                                              10,207
Accrued distribution fee                                                                                   931
Accrued service fee                                                                                      3,641
Accrued transfer agency fee                                                                              4,256
Accrued administrative services fee                                                                        928
Other accrued expenses                                                                                 127,720
_____________________________________________________________________________________________________________

Total liabilities                                                                                     168,633
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                                $211,107,059
_____________________________________________________________________________________________________________


                         Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                              $    300,530
Additional paid-in capital                                                                         176,365,866
Undistributed net investment income (Note 1)                                                           290,479
Accumulated net realized gain                                                                        7,740,267
Unrealized appreciation (Note 4)                                                                    26,409,917
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                          $211,107,059
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:  Class A                                             $177,647,270
                                              Class B                                             $ 11,749,125
                                              Class Y                                             $ 21,710,664

Net asset value per share of outstanding capital stock:  Class A 25,287,601                      $       7.03
                                                         Class B  1,675,507                      $       7.01
                                                         Class Y  3,089,855                      $       7.03

See accompanying notes to financial statements.
PAGE

                         Statement of operations
                         IDS Blue Chip Advantage Fund
                         Six months ended July 31, 1995

                         Investment income
_____________________________________________________________________________________________________________
                                                                                                   (Unaudited)
Income:
Dividends (net of foreign taxes withheld of $32,389)                                               $ 2,064,274
Interest                                                                                               314,960
_____________________________________________________________________________________________________________

Total income                                                                                         2,379,234
_____________________________________________________________________________________________________________

Expenses (Note 2):
Investment management and services fee                                                                 399,380
Distribution fee
  Class A                                                                                               16,555
  Class B                                                                                               13,938
Transfer agency fee                                                                                    173,285
Incremental transfer agency fee - Class B                                                                  372
Service fee
  Class A                                                                                              103,359
  Class B                                                                                                3,252
Administrative services fee                                                                             27,261
Compensation of directors                                                                                1,881
Compensation of officers                                                                                   829
Custodian fees                                                                                           3,540
Postage                                                                                                 16,302
Registration fees                                                                                       45,522
Reports to shareholders                                                                                101,394
Audit fees                                                                                               9,500
Administrative                                                                                           1,222
Other                                                                                                    4,604
_____________________________________________________________________________________________________________

Total expenses                                                                                        922,196
_____________________________________________________________________________________________________________

Investment income -- net                                                                             1,457,038
_____________________________________________________________________________________________________________

                         Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security transactions (Note 3)                                                  5,174,009
Net realized gain on closed stock index futures contracts                                            1,278,166
_____________________________________________________________________________________________________________
Net realized gain on investments                                                                     6,452,175
Net change in unrealized appreciation or depreciation                                              22,299,099
_____________________________________________________________________________________________________________
Net gain on investments                                                                             28,751,274
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                             $  30,208,312
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE

                         Financial statements
                         Statement of changes in net assets
                         IDS Blue Chip Advantage Fund
_____________________________________________________________________________________________________________

                         Operations and distributions                          July 31, 1995     Jan. 31, 1995
_____________________________________________________________________________________________________________
                                                                            Six months ended        Year ended
                                                                                 (Unaudited)
Investment income -- net                                                        $  1,457,038      $  2,523,198
Net realized gain on investments                                                   6,452,175         6,256,917
Net change in unrealized appreciation or depreciation                             22,299,099        (9,051,151)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations                   30,208,312          (271,036)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
  Net investment income
    Class A                                                                       (1,144,560)       (2,588,135)
    Class B                                                                          (25,162)               --
    Class Y                                                                         (148,603)               --
  Net realized gain
    Class A                                                                               --       (10,968,570)
_____________________________________________________________________________________________________________

Total distributions                                                               (1,318,325)      (13,556,705)
_____________________________________________________________________________________________________________

                         Capital share transactions (Note 5)
_____________________________________________________________________________________________________________

Proceeds from sales
  Class A shares (Note 2)                                                         34,805,071        40,945,271
  Class B shares                                                                  11,638,032                --
  Class Y shares                                                                  21,541,746                --
Reinvestment of distributions at net asset value
  Class A shares                                                                   1,128,888        13,406,634
  Class B shares                                                                      24,980                --
  Class Y shares                                                                     148,603                --
Payments for redemptions
  Class A shares                                                                 (35,773,720)      (36,914,829)
  Class B shares (Note 2)                                                           (519,918)               --
  Class Y shares                                                                  (2,158,355)               --
_____________________________________________________________________________________________________________
Increase in net assets from capital share transactions                            30,835,327        17,437,076
_____________________________________________________________________________________________________________
Total increase in net assets                                                      59,725,314         3,609,335

Net assets at beginning of period                                                151,381,745       147,772,410
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of
  $290,479 and $151,766)                                                        $211,107,059      $151,381,745
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
Notes to financial statements
IDS Blue Chip Advantage Fund
(Unaudited as to July 31, 1995)
______________________________________________________________________________
1. Summary of significant accounting policies

The fund is a series of IDS Market Advantage Series, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the fund may buy stock index futures contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since the fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount is accrued daily.

______________________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the fund paid American Express Financial Corporation (AEFC) a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.1% of average daily net assets.

Also under the terms of a prior agreement, the fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, when the fund began offering multiple classes of shares, the fund entered into agreements with AEFC for managing its portfolio, providing administrative servies and serving as transfer agent as follows:
Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the fund's daily net assets in reducing percentages from 0.44% to 0.34% annually. Under an Administrative Services Agreement, the fund pays AEFC for administration and accounting services at a percentage of the fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the fund pays a distribution fee at an annual rate of 0.75% of the fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing fund shares were $476,956 for Class A and $206 for Class B for the six months ended July 31, 1995.

The fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the fund recognizes the cost of payments during the time the directors serve on the board.
______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $116,791,637 and $89,155,595, respectively, for the six months ended July 31, 1995. Realized gains and losses are determined on an identified cost basis.
______________________________________________________________________________
4. Stock index futures contracts

Investments in securities at July 31, 1995, included securities valued at $1,298,000 that were pledged as collateral to cover initial margin deposits on 36 purchase contracts. The market value of the open contracts at July 31, 1995 was $10,136,700 with $142,403 unrealized gain.
______________________________________________________________________________
5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:
________________________________________________________________________________________
                                 Six months ended July 31, 1995               Year ended
                                                                                01/31/95
                                Class A       Class B*          Class Y*         Class A
________________________________________________________________________________________

Sold                          5,338,710      1,748,957         3,392,901       6,515,919
Issued for reinvested           171,910          3,704            22,588       2,259,469
   distributions
Redeemed                     (5,573,775)       (77,154)        (325,634)     (5,876,306)
_______________________________________________________________________________________
Net increase (decrease)         (63,155)     1,675,507         3,089,855       2,899,082
_______________________________________________________________________________________
*Inception date was March 20, 1995.
_______________________________________________________________________________________

6. Financial highlights

 The table below shows certain important financial information for evaluating the fund's results.

                           Fiscal period ended Jan. 31,
                           Per share income and capital changes*

                                      1995***                 1995    1994    1993    1992  1991**
                                      Classes
                                  A         B         Y
Net asset value,              $5.97     $6.30     $6.30      $6.58   $6.20   $5.96   $5.25   $5.00
beginning of period
                           Income from investment operations:
Net investment income           .05       .03       .05        .11     .10     .10     .12     .10

Net gains (losses)             1.06       .72       .73      (.13)     .79     .50     .96     .25
(both realized
and unrealized)

Total from investment          1.11       .75       .78      (.02)     .89     .60    1.08     .35
operations
                           Less distributions:
Dividends from net             (.05)     (.04)    (.05)      (.11)    (.10)   (.09)   (.12)   (.10)
investment income
Distributions from               --        --        --      (.48)    (.41)   (.27)   (.25)     --
realized gains

Total distributions            (.05)     (.04)     (.05)     (.59)    (.51)   (.36)   (.37)   (.10)

Net asset value,              $7.03     $7.01     $7.03      $5.97   $6.58   $6.20   $5.96   $5.25
end of period
                           Ratios/supplemental data

                                      1995***                 1995    1994    1993    1992  1991**
                                      Classes
                                  A         B         Y
Net assets, end of period      $178       $12       $22       $151    $148    $124     $85     $36
(in millions)

Ratio of expenses to         1.08%#    1.63%#     .67%#       .89%   1.03%   1.10%  1.11%+   .85%+
average daily net assets

Ratio of net income            1.67%#   .89%#    1.86%#      1.77%   1.59%   1.63%  2.01%+ 2.93%+#
to average daily net assets

Portfolio turnover rate         52%       52%       52%       122%    156%    202%    154%    103%
(excluding short-term
securities)

Total return##                12.6%++   11.9%     12.4%     (0.2%)   14.7%   10.2%   21.2%  7.0%++
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date. Period from March 5, 1990 to Jan. 31, 1991.
                         ***Six months ended July 31, 1995 for Class A and inception date was
                            March 20, 1995 for Class B and Y (Unaudited).
                           +During portions of the fiscal periods ended Jan. 31, 1992 and 1991,
                            AEFC voluntarily reimbursed the fund for certain expenses. Had AEFC not done so, the annual ratios of expenses and net investment income would have been
                            1.17% and 1.95% in 1992 and 1.35% and 2.39% in 1991.
                          ++For the periods ended Jan. 31, 1991 and July 31, 1995 for Class A, the annualized returns are 7.7% and 25.2%, respectively.
                           #Adjusted to an annual basis.
                          ##Total return does not reflect payment of a sales charge.
/TABLE

PAGE

                         Investments in securities

                         IDS Blue Chip Advantage Fund                                         (Percentages represent value of
                         July 31, 1995 (Unaudited)                                        investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (94.7%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (5.0%)
AlliedSignal                                                                               2,800                  $    130,900
Boeing                                                                                    44,400                     2,974,800
General Dynamics                                                                          48,500                     2,364,375
Lockheed Martin                                                                              900                        56,587
Loral                                                                                      8,500                       476,000
McDonnell Douglas                                                                          1,600                       132,200
Raytheon                                                                                   5,400                       446,175
Rockwell Intl                                                                             85,600                     3,905,500
United Technologies                                                                        1,000                        84,000
                                                                                                                 ____________
Total                                                                                                               10,570,537
_____________________________________________________________________________________________________________________________
Airlines (0.2%)
AMR                                                                                        3,600 (b)                   270,000
Delta Airlines                                                                             1,300                       103,025
                                                                                                                 ____________
Total                                                                                                                  373,025
_____________________________________________________________________________________________________________________________
Automotive & related (0.4%)
Dana                                                                                       5,800                       171,100
Echlin                                                                                     6,900                       269,100
General Motors                                                                             5,900                       287,625
Goodyear Tire & Rubber                                                                     2,500                       108,437
                                                                                                                 ____________
Total                                                                                                                  836,262
_____________________________________________________________________________________________________________________________
Banks and savings & loans (6.2%)
Ahmanson (HF)                                                                             28,600                       639,925
Bank of Boston                                                                            54,000                     2,342,250
BankAmerica                                                                               96,100                     5,189,400
Citicorp                                                                                  13,900                       867,012
First Chicago                                                                             60,700                     3,687,525
NationsBank                                                                                3,100                       173,988
Shawmut Natl                                                                               2,100                        64,837
                                                                                                                 ____________
Total                                                                                                               12,964,937
_____________________________________________________________________________________________________________________________
Beverages & tobacco (5.5%)
Coca-Cola                                                                                 57,600                     3,794,400
Philip Morris                                                                             82,000                     5,873,250
UST                                                                                       72,400                     1,972,900
                                                                                                                 ____________
Total                                                                                                               11,640,550
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.
Building materials (1.3%)
Masco                                                                                     94,500                     2,457,000
Weyerhauser                                                                                6,500                       303,875
                                                                                                                  ____________
Total                                                                                                                2,760,875
_____________________________________________________________________________________________________________________________
Chemicals (1.5%)
DuPont (EI)                                                                               17,300                     1,159,100
Praxair                                                                                   74,700                     2,091,600
                                                                                                                  ____________
Total                                                                                                                3,250,700
_____________________________________________________________________________________________________________________________
Communications equipment (2.6%)
AirTouch Communications                                                                  139,300 (b)                 4,387,950
Andrew                                                                                     2,700 (b)                   160,312
DSC Communications                                                                         2,300 (b)                   123,625
Northern Telecom                                                                          21,100 (c)                   793,888
Scientific-Atlanta                                                                         3,700                        79,550
                                                                                                                  ____________
Total                                                                                                                5,545,325
_____________________________________________________________________________________________________________________________
Computers & office equipment (5.9%)
Cisco Systems                                                                             34,700 (b)                 1,930,187
Compaq Computer                                                                            6,800 (b)                   345,100
Computer Associates                                                                       21,500                     1,577,562
Hewlett-Packard                                                                           23,700                     1,845,638
Microsoft                                                                                 22,600 (b)                 2,045,300
Oracle Systems                                                                            16,200 (b)                   678,375
Pitney Bowes                                                                              95,800                     3,843,975
Silicon Graphics                                                                           5,500 (b)                   231,000
                                                                                                                 ____________
Total                                                                                                               12,497,137
_____________________________________________________________________________________________________________________________
Electronics (0.3%)
Micron Technology                                                                         11,200                      700,000
_____________________________________________________________________________________________________________________________
Energy (8.8%)
Amoco                                                                                     13,900                       934,775
Exxon                                                                                     37,100                     2,689,750
Louisiana Land/Exp                                                                         6,200                       246,450
Mobil                                                                                     70,700                     6,910,925
Royal Dutch Petroleum ADR                                                                 60,900 (c)                 7,734,300
                                                                                                                 ____________
Total                                                                                                               18,516,200
_____________________________________________________________________________________________________________________________
Energy equipment & services (1.1%)
Fluor                                                                                     41,900                    2,367,350
_____________________________________________________________________________________________________________________________
Financial services (0.9%)
Dean Witter, Discover & Co                                                                 3,000                       151,500
Federal Home Loan Mtge                                                                     5,100                       334,050
Federal Natl Mtge                                                                          9,900                       926,887
Travelers                                                                                 10,300                       487,963
                                                                                                                 ____________
Total                                                                                                                1,900,400
_____________________________________________________________________________________________________________________________
Food (0.2%)
ConAgra                                                                                    5,900                       222,725
Pioneer Hi-Bred                                                                            1,500                        63,375
Wrigley (Wm) Jr                                                                            2,600                       115,700
                                                                                                                 ____________
Total                                                                                                                  401,800
_____________________________________________________________________________________________________________________________
Health care (10.0%)
Amgen                                                                                     15,900 (b)                 1,353,487
Biomet                                                                                    44,900 (b)                   684,725
Johnson & Johnson                                                                         64,400                     4,620,700
Lilly (Eli)                                                                               40,700                     3,184,775
Medtronic                                                                                 21,400                     1,754,800
Merck                                                                                    107,200                     5,534,200
Pfizer                                                                                    76,800                     3,878,400
                                                                                                                 ____________
Total                                                                                                               21,011,087
_____________________________________________________________________________________________________________________________
Health care services (2.3%)
Service Intl                                                                             109,300                     3,729,863
U.S. HealthCare                                                                           26,200                     1,185,550
                                                                                                                 _____________
Total                                                                                                                4,915,413
_____________________________________________________________________________________________________________________________
Household products (2.8%)
Clorox                                                                                       300                        19,687
Procter & Gamble                                                                          85,500                     5,888,813
                                                                                                                  ____________
Total                                                                                                                5,908,500
_____________________________________________________________________________________________________________________________
Industrial equipment & services (3.7%)
Caterpillar                                                                               39,500                     2,779,813
Deere                                                                                     30,400                     2,732,200
General Signal                                                                            63,400                     2,337,875
                                                                                                                  ____________
Total                                                                                                                7,849,888
_____________________________________________________________________________________________________________________________
Industrial transportation (4.4%)
Conrail                                                                                   31,300                     1,932,775
Federal Express                                                                            2,600 (b)                   175,500
Norfolk Southern                                                                          39,600                     2,875,950
Union Pacific                                                                             67,000                     4,363,375
                                                                                                                  ____________
Total                                                                                                                9,347,600
_____________________________________________________________________________________________________________________________
Insurance (1.9%)
General Re                                                                                 3,500                       464,187
Lincoln Natl                                                                               7,200                       296,100
UNUM                                                                                      68,700                     3,323,363
                                                                                                                  ____________
Total                                                                                                                4,083,650
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (0.9%)
Harrah's Entertainment                                                                     1,000 (b)                    26,875
Hasbro                                                                                    57,300                     1,783,463
Marriott Intl                                                                              2,500                        90,625
                                                                                                                  ____________
Total                                                                                                                1,900,963

_____________________________________________________________________________________________________________________________
Media (1.2%)
Capital Cities/ABC                                                                         3,500                       408,625
Comcast Cl A                                                                               3,900                        78,975
Donnelley (RR) & Sons                                                                        500                        18,687
Harcourt General                                                                           4,300                       193,500
Tele-Communications Cl A                                                                  25,100 (b)                   627,500
Time Warner                                                                                8,100                       347,288
Viacom Cl B                                                                               16,200 (b)                   822,150
                                                                                                                 ____________
Total                                                                                                                2,496,725
_____________________________________________________________________________________________________________________________
Metals (2.6%)
Alcan Aluminum                                                                             4,100                       138,887
Barrick Gold                                                                              59,900 (c)                 1,490,013
Bethlehem Steel                                                                           45,600 (b)                   718,200
Inland Steel Inds                                                                         32,400                       931,500
Nucor                                                                                     22,100                     1,187,875
USX-U.S. Steel Group                                                                      32,000                     1,060,000
                                                                                                                 ____________
Total                                                                                                                5,526,475
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (6.7%)
General Electric                                                                         179,200 (d)                10,572,800
Seagram                                                                                   98,200                     3,522,925
                                                                                                                 ____________
Total                                                                                                               14,095,725
_____________________________________________________________________________________________________________________________
Paper & packaging (1.4%)
Champion Intl                                                                              5,200                       293,150
Crown Cork & Seal                                                                         41,400 (b)                 1,868,175
James River                                                                                1,100                        36,713
Stone Container                                                                           36,800                       795,800
                                                                                                                 ____________
Total                                                                                                                2,993,838
_____________________________________________________________________________________________________________________________
Restaurants & lodging (2.3%)
McDonald's                                                                               127,500                     4,924,688
Wendy's Intl                                                                                 100                         1,862
                                                                                                                  ____________
Total                                                                                                                4,926,550
_____________________________________________________________________________________________________________________________
Retail (6.0%)
Albertson's                                                                              118,300                     3,519,425
Dayton Hudson                                                                             43,700                     3,304,813
Home Depot                                                                                89,600                     3,931,200
Lowes                                                                                        300                        11,062
May Dept Store                                                                             1,400                        60,725
Penney (JC)                                                                                4,100                       198,337
Pep Boys                                                                                  53,700                     1,510,313
                                                                                                                  ____________
Total                                                                                                               12,535,875
_____________________________________________________________________________________________________________________________
Utilities-electric (2.5%)
Cinergy                                                                                   52,400                     1,362,400
Northern States Power                                                                     21,600                       955,800
SCE                                                                                       73,100                     1,251,838
Texas Utilities                                                                           47,400                     1,605,675
                                                                                                                  ____________
Total                                                                                                                5,175,713
_____________________________________________________________________________________________________________________________
Utilities-gas (0.4%)
Enron                                                                                     13,500                       469,125
Pacific Enterprises                                                                        7,700                       185,762
Tenneco                                                                                    3,200                       158,400
                                                                                                                  ____________
Total                                                                                                                  813,287
_____________________________________________________________________________________________________________________________
Utilities-telephone (5.7%)
AT&T                                                                                      77,300                     4,077,575
BellSouth                                                                                 28,300                     1,917,325
MCI Communications                                                                       121,200                     2,908,800
SBC Communications                                                                        35,100                     1,689,188
U S WEST                                                                                  34,400                     1,474,900
                                                                                                                  ____________
Total                                                                                                               12,067,788
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $173,706,661)                                                                                              $199,974,175
_____________________________________________________________________________________________________________________________

Short-term securities (5.1%)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                 Amount                         Value(a)
                                                             yield on              payable at
                                                              date of                maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (1.4%)
Federal Natl Mtge Assn Disc Nt
  08-14-95                                                      5.66%                 $2,400,000                  $  2,395,120
  08-15-95                                                      5.70                     600,000                       598,675

Total                                                                                                                2,993,795
_____________________________________________________________________________________________________________________________
Commercial paper (3.7%)
Bell Atlantic Network Funding
  08-30-95                                                      5.76                   2,000,000                     1,990,768
Commerzbank U.S. Finance
  08-21-95                                                      5.76                   2,600,000                     2,591,723
Mobil Australia Finance (Delaware)
  08-22-95                                                      5.75                   1,000,000                       996,664
SAFECO Credit
  08-01-95                                                      5.98                   1,000,000                     1,000,000
Toyota Motor Credit
  08-17-95                                                      5.76                   1,200,000                     1,196,939

Total                                                                                                                7,776,094
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $10,769,889)                                                                                               $ 10,769,889
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $184,476,550)(e)                                                                                           $210,744,064
_____________________________________________________________________________________________________________________________
/TABLE

_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars. Foreign securities represent 4.7% of the fund's net assets as of July 31, 1995.
(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

    Type of security                                                                 Contracts
    ___________________________________________________________________________________________

    Standard & Poor's 500 Stock Index, Sep. 1995                                         36
    ___________________________________________________________________________________________

(e) At July 31, 1995, the cost of securities for federal income tax purposes was approximately
    $184,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                         $ 26,892,000
    Unrealized depreciation                                                             (625,000)
    ___________________________________________________________________________________________
    Net unrealized appreciation                                                     $ 26,267,000
    ___________________________________________________________________________________________

/TABLE

PAGE
Directors and officers

Directors and officers of the fund
_____________________________________________________________________
President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer,
The Valspar Corporation
_____________________________________________________________________
Interested directors who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds
Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS mutual funds
IDS Bond Fund
Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS mutual funds
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest
PAGE
IDS mutual funds
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice
PAGE
IDS mutual funds
Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund
Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund
Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund
Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund
Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund
Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE
Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund
Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial planner or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

American Express Financial Advisors

IDS Blue Chip Advantage Fund
IDS Tower 10
Minneapolis, MN 55440-0010